Columbia Management

                                                                 MA5-515-11-05
                                                          One Financial Center
                                                   Boston, Massachusetts 02111



August 2, 2005

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:     Columbia Funds Trust II (the "Trust")
        Columbia Money Market Fund (the "Fund")
        File Nos. 2-66976 & 811-3009

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated August 1, 2005 for the Fund does not differ from that contained in Post-Effective Amendment No. 67 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on July 29, 2005.

The Fund's Prospectuses and Statement of Additional Information dated August 1, 2005, are now being used in connection with the public offering and sale of shares of the Fund.

Very truly yours,

COLUMBIA FUNDS TRUST II
On behalf of COLUMBIA MONEY MARKET FUND




By:  /s/Laurie J. Russell
        Laurie J. Russell
        Assistant Secretary

Columbia Management is the primary asset management group, and a nonbank subsidiary of Bank of America Corp.

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